Deferred tax assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Deferred tax assets and liabilities
Schedule of deferred tax assets and liabilities

	Half year 2022 $m
			Other
			movements
			including
	Balance	Movement in	foreign	Balance
	at beginning of	income	exchange	at end of
	period	statement	movements	period
Deferred tax assets
Unrealised losses or gains on investments	3	173	(7)	169
Balances relating to investment and insurance contracts	34	1	(34)	1
Short-term temporary differences	162	32	(10)	184
Unused tax losses	67	(41)	(2)	24
Total deferred tax assets	266	165	(53)	378

Deferred tax liabilities
Unrealised losses or gains on investments	(242)	99	6	(137)
Balances relating to investment and insurance contracts	(2,125)	(52)	113	(2,064)
Short-term temporary differences	(495)	(25)	22	(498)
Total deferred tax liabilities	(2,862)	22	141	(2,699)

	Full year 2021 $m
				Other
				movements
				including
	Balance	Removal of	Movement in	foreign	Balance
	at beginning	discontinued	income	exchange	at end of
	of year	US operations	statement	movements	year
Deferred tax assets
Unrealised losses or gains on investments	—	—	3	—	3
Balances relating to investment and insurance contracts	87	—	(16)	(37)	34
Short-term temporary differences	4,662	(4,513)	15	(2)	162
Unused tax losses	109	(29)	(14)	1	67
Total deferred tax assets	4,858	(4,542)	(12)	(38)	266

Deferred tax liabilities
Unrealised losses or gains on investments	(1,063)	691	127	3	(242)
Balances relating to investment and insurance contracts	(1,765)	—	(433)	73	(2,125)
Short-term temporary differences	(3,247)	2,832	(87)	7	(495)
Total deferred tax liabilities	(6,075)	3,523	(393)	83	(2,862)